Consolidated Statement of Operation - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Contract revenue	$ 0	$ 2,340,000	$ 1,140,000
Research and development expenses	(142,032,000)	(107,537,000)	(118,313,000)
Selling and marketing expenses	(22,101,000)	0	0
General and administrative expenses	(55,130,000)	(14,202,000)	(8,768,000)
Total operating expense	(219,263,000)	(121,739,000)	(127,081,000)
Loss from operations	(219,263,000)	(119,399,000)	(125,941,000)
Other income (expense)
Other income	584,000	1,655,000	0
Convertible loans, derivatives, change in fair value (expense)	(45,411,000)	0	0
Convertible loans, first tranche, derivative, transaction costs	(1,571,000)	0	0
Share of results with joint venture	24,368,000	0	0
Financial income	832,000	2,253,000	2,856,000
Financial expense	(4,926,000)	(156,000)	0
Exchange differences (loss) gain	(576,000)	(255,000)	213,000
Total other (expense) income	(26,700,000)	3,497,000	3,069,000
Loss before taxes	(245,963,000)	(115,902,000)	(122,872,000)
Income tax (expense)	(327,000)	(582,000)	(224,000)
Net loss	(246,290,000)	(116,484,000)	(123,096,000)
Net loss attributable to:
Owners of the parent	$ (246,290,000)	$ (116,484,000)	$ (123,096,000)
Net loss per share
Basic and diluted net loss per share (in USD per share)	$ (3.77)	$ (2.36)	$ (2.64)